Consolidated Statement of Changes in Shareholders' Equity - USD ($)	Classes of share capital [member]	Reserves [member]	Accumulated other comprehensive income [member]	Retained earnings [member]	Total
Balance at Dec. 31, 2021	$ 54,655,244	$ 10,389,555	$ (38,739)	$ (62,519,412)	$ 2,486,648
Balance, Shares at Dec. 31, 2021	42
IfrsStatementLineItems [Line Items]
Shares issued on acquisition of ClearRF	$ 190,095				190,095
Shares issued on acquisition of ClearRF, Shares	1
Share issued on capital raise	$ 12,634,747	307,189			12,941,936
Share issued on capital raise, Shares	182
Share issuance costs on capital raise	$ (1,373,264)				(1,373,264)
Pre-funded warrants exercised	$ 2,813,542				2,813,542
Pre-funded warrants exercised, Shares	24
Issue of common shares for restricted share units	$ 22,200				22,200
Shares issued for debt	$ 4,370,302				4,370,302
Shares issued for debt, Shares	106
Warrants issued		61,950			61,950
Share based payments		2,888,705			2,888,705
Translation adjustment			137,609		137,609
Net loss				(15,299,251)	(15,299,251)
Balance at Dec. 31, 2022	$ 73,312,866	13,647,399	98,870	(77,818,663)	9,240,472
Balance, Shares at Dec. 31, 2022	355
IfrsStatementLineItems [Line Items]
Share issued on capital raise	$ 5,780,750				5,780,750
Share issued on capital raise, Shares	2,289
Share issuance costs on capital raise	$ (1,115,728)	66,237			(1,049,491)
Pre-funded warrants exercised	$ 153,222				153,222
Pre-funded warrants exercised, Shares	215
Share based payments		930,564			930,564
Net loss				(12,931,794)	(12,931,794)
Warrants transferred from liability		3,975,046			3,975,046
Warrants exercised	$ 7,583,617	(3,975,046)			3,608,571
Warrants exercised, Shares	310
Balance at Dec. 31, 2023	$ 85,714,727	14,644,200	98,870	(90,750,457)	9,707,340
Balance, Shares at Dec. 31, 2023	3,169
IfrsStatementLineItems [Line Items]
Share based payments		283,301			283,301
Net loss				(25,270,714)	(25,270,714)
Shares issued under the Equity Line of credit	$ 1,964,497				1,964,497
Shares issued under the Equity Line of credit, Shares	335,600
Conversion of Class C preferred shares into common shares	$ 954,118				954,118
Conversion of Class C preferred shares into common shares, Shares	128,548
Common shares issued pursuant to the exercise of prefunded warrants	$ 15,994,605				15,994,605
Common shares issued pursuant to the exercise of prefunded warrants, Shares	300,175
Common shares issued pursuant to a capital raise	$ 253,838				253,838
Common shares issued pursuant to a capital raise, Shares	20,111
Shares issued to a supplier in lieu of cash	$ 34,286				$ 34,286
Shares issued to a supplier in lieu of cash, Shares	79
Share adjustments on consolidation of shares
Share adjustments on consolidation of shares, Shares	51
Balance at Dec. 31, 2024	$ 104,916,071	$ 14,927,501	$ 98,870	$ (116,021,171)	$ 3,921,271
Balance, Shares at Dec. 31, 2024	787,733